SHARE CAPITAL AND RESERVES (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
SHARE CAPITAL AND RESERVES
Balance as at August 1	$ 0	$ 0
Flow-through shares issuance with premium recognition	0	62,778
Amortization	$ 0	$ (20,000)
Balance as at July 31		42,778